SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Foreign currency translation)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Foreign currency transactions, year end rate translation	C$1=US$ 0.7386	C$1=US$ 0.7389	C$1=US$ 0.8003
Foreign currency transactions, average rate for the year	C$1=US$ 0.7416	C$1=US$ 0.7565	C$1=US$ 0.7980